INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Current tax expense:
Total current tax expense	483	351

Deferred tax expense:
Origination of temporary differences	275	332
Revaluation of deferred tax balances due to legislative changes	—	2

Total deferred tax expense	275	334

Total income tax expense	758	685

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense for the year.

	Years ended December 31
(In millions of dollars, except rates)	2018	2017
		(restated, see note 2)

Statutory income tax rate	26.7%	26.7%
Income before income tax expense	2,817	2,530

Computed income tax expense	752	676
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	5	9
Non-deductible portion of equity losses	1	—
Non-deductible loss on FVTOCI investments	—	7
Income tax adjustment, legislative tax change	—	2
Non-taxable portion of capital gains	(9)	(10)
Other	9	1

Total income tax expense	758	685
Effective income tax rate	26.9%	27.1%

Disclosure of temporary difference, unused tax losses and unused tax credits

	As at December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Deferred tax assets	—	3
Deferred tax liabilities	(2,910)	(2,624)

Net deferred tax liability	(2,910)	(2,621)

Below is a summary of the movement of net deferred tax assets and liabilities during 2018 and 2017.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

January 1, 2018	(1,060)	(1,075)	(126)	18	(418)	40	(2,621)
(Expense) recovery in net income	(85)	(117)	(3)	11	(97)	16	(275)
Recovery (expense) in other comprehensive income	—	—	63	—	—	(77)	(14)

December 31, 2018	(1,145)	(1,192)	(66)	29	(515)	(21)	(2,910)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total
(restated, see note 2)

January 1, 2017	(947)	(953)	(61)	24	(368)	28	(2,277)
Expense in net income	(113)	(117)	(3)	(6)	(50)	(45)	(334)
(Expense) recovery in other comprehensive income	—	—	(62)	—	—	57	(5)
Other	—	(5)	—	—	—	—	(5)

December 31, 2017	(1,060)	(1,075)	(126)	18	(418)	40	(2,621)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2018	2017

Realized and accrued capital losses in Canada that can be applied against future capital gains	98	—
Tax losses in foreign jurisdictions that expire between 2023 and 2037	68	41
Deductible temporary differences in foreign jurisdictions	25	23

Total unrecognized temporary differences	191	64